CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 663	$ 568
Accounts receivable, net	3,360	3,658
Accounts receivable from related companies	139	117
Inventories	1,460	1,807
Exchanges receivable	44	67
Price risk management assets	81	39
Other current assets	296	311
Total current assets	6,043	6,567
PROPERTY, PLANT AND EQUIPMENT	43,404	33,449
ACCUMULATED DEPRECIATION AND DEPLETION	(4,497)	(3,113)
PROPERTY, PLANT AND EQUIPMENT, net	38,907	30,336
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	3,760	4,050
NON-CURRENT PRICE RISK MANAGEMENT ASSETS	10	18
GOODWILL	7,642	5,856
INTANGIBLE ASSETS, net	5,526	2,250
OTHER NON-CURRENT ASSETS, net	786	823
Total assets	62,674	49,900
CURRENT LIABILITIES:
Drafts Payable	15	98
Accounts payable	3,333	3,735
Accounts payable to related companies	25	25
Exchanges payable	183	285
Price risk management liabilities	21	53
Accrued and other current liabilities	2,099	1,634
Current maturities of long-term debt	1,008	637
Total current liabilities	6,684	6,467
LONG-TERM DEBT, less current maturities	24,973	19,761
NON-CURRENT PRICE RISK MANAGEMENT LIABILITIES	154	73
DEFERRED INCOME TAXES	4,246	3,784
OTHER NON-CURRENT LIABILITIES	1,258	1,089
Temporary Equity, Carrying Amount, Attributable to Parent	33	32
REDEEMABLE NONCONTROLLING INTERESTS	15	0
EQUITY:
General Partner	184	171
Limited Partners:
Common Unitholders (355,510,227 and 333,826,372 units authorized, issued and outstanding as of December 31, 2014 and 2013, respectively)	10,430	9,797
Class E Unitholders (8,853,832 units authorized, issued and outstanding – held by subsidiary)	0	0
Class G Unitholders (90,706,000 units authorized, issued and outstanding – held by subsidiary)	0	0
Class H Unitholders (50,160,000 units authorized, issued and outstanding)	1,512	1,511
Predecessor Equity	8,088	3,374
Accumulated other comprehensive income (loss)	(56)	61
Total partners’ capital	12,070	11,540
Noncontrolling interest	5,153	3,780
Total equity	25,311	18,694
Total liabilities and equity	$ 62,674	$ 49,900